Lessor Accounting (Future Minimum Lease Payments to be Received Under Financing Leases and Noncancelable Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financing leases
2021	¥ 121,577
2022	91,568
2023	62,913
2024	36,652
2025	16,868
Thereafter	7,687
Total minimum lease payments receivable	337,265	¥ 360,146
Operating leases
2021	9,273
2022	5,156
2023	3,154
2024	1,450
2025	617
Thereafter	129
Operating Leases, Future Minimum Payments Receivable, Total	¥ 19,779